Note 18 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reported Value Measurement [Member]
Other receivables, fair value	$ 4,881	$ 4,719
Long-term debt, fair value	734,463	652,804
Estimate of Fair Value Measurement [Member]
Other receivables, fair value	4,881	4,719
Long-term debt, fair value	$ 736,818	$ 661,492